Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 4,920	$ 4,007	$ 3,233
United States
Disaggregation of Revenue [Line Items]
Revenue	1,761	1,716	1,413
PRC
Disaggregation of Revenue [Line Items]
Revenue	874	749	697
Japan
Disaggregation of Revenue [Line Items]
Revenue	825	296	121
Taiwan
Disaggregation of Revenue [Line Items]
Revenue	695	629	522
Republic of Korea
Disaggregation of Revenue [Line Items]
Revenue	392	324	308
Other countries
Disaggregation of Revenue [Line Items]
Revenue	$ 373	$ 293	$ 172